One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

March 16, 2022
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Universal Life Insurance Account
1940 Act Registration Number: 811-04057
1933 Act Registration Numbers: 002-92603
CIK: 0000748591
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Universal Life Insurance Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the underlying management investment company. This filing constitutes the filing of that report as required by Rule 30b2‑1 under the Act.

The following annual report, which was mailed to contract owners, was filed with the Commission via EDGAR on the date indicated below and is incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 23, 2022
Guggenheim Variable Funds Trust	0000217087	March 10, 2022

To the extent necessary, that filing is incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company